[Transamerica Life Insurance Company Letterhead]

May 5, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Filing Desk

100 F Street N.E.

Washington, D.C. 20549-0506

RE:	Transamerica Value Variable AnnuitySM

Separate Account VA DD

Transamerica Life Insurance Company

(File No. 333-249114)

Dear Sir or Madam:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus and statement of additional information, dated May 1, 2022 that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call me at (720) 488-7884.

Sincerely,

/s/ Brian Stallworth

Brian Stallworth

Assistant Secretary